CONSOLIDATED STATEMENTS OF OPERATIONS (FY) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Formation and operating costs	$ 306,834	$ 3,864,234
Compensation Expense	280,000	0
Loss from operations	(586,834)	(3,864,234)
Other income (expense):
Interest earned on marketable securities held in Trust Account	1,812,577	2,257,985
Change in fair value of warrant liability	4,645,000	(50,420,000)
Transaction Costs	(630,591)	0
Unrealized gain on marketable securities held in Trust Account	112,416	4,728
Other (expense) income	5,939,402	(48,157,287)
Net (loss) income	$ 5,352,568	$ (52,021,521)
Basic and diluted weighted average shares outstanding, Ordinary shares subject to redemption (in shares)	21,936,952	22,226,328
Basic and diluted net income per share, Ordinary shares subject to redemption (in dollars per share)	$ 0.08	$ 0.07
Basic and diluted weighted average shares outstanding, Ordinary shares (in shares)	8,367,106	9,023,672
Basic and diluted net loss per share, Ordinary shares (in dollars per share)	$ 0.42	$ (5.94)